S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 28, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our initial shareholders, including our sponsor, and our directors and officers, has agreed to certain restrictions on such party’s ability to transfer, assign or sell the founder shares and private units to unaffiliated parties, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier of (A) 180 days after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub- divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Orange Street Capital Limited Wenxi He Christopher John Regan Oscar Sanz Paris Aleksandar Georgiev Keratsinov Ignacio Infante Cano	Transfers permitted (a) to the Company’s officers or directors, any affiliates or family members of any of the Company’s officers or directors, any members or partners of the Sponsor or their affiliates, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of an initial Business Combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of the Company’s liquidation prior to the Company’s completion of an initial Business Combination; (g) by virtue of the laws of the British Virgin Islands or the sponsor’s organizational documents upon liquidation or dissolution of the sponsor; (h) to the Company for no value for cancellation in connection with the consummation of an initial Business Combination; (i) in the event of the Company’s liquidation prior to the consummation of an initial Business Combination; or (j) in the event of the Company’s completion of a liquidation, merger, capital share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Ordinary Shares for cash, securities or other property subsequent to the Company’s completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (e) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

Private units (including the securities underlying such units)	Until 30 days after the completion of our initial business combination	Orange Street Capital Limited	Same as above

Any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of the prospectus	Orange Street Capital Limited	The Representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.
Individual	Entity	Entity’s Business	Affiliation/Title
Wenxi He	KX Power Limited	Renewable energy & power generation asset	Chief Investment Officer
	Metal Sky Star Acquisition Corporation	Special Purpose Acquisition Company	Chief Executive Officer, Chief Financial Officer, and Chairwoman
	Crestone Strategic Capital Acquisition Corporation	Special Purpose Acquisition Company	Chief Financial Officer and Director
	DT Cloud Acquisition Corporation	Special Purpose Acquisition Company	Independent Director
Christopher John Regan	KX Power Limited	Renewable energy & power generation asset	Director and Head of Trading
	Metal Sky Star Acquisition Corporation	Special Purpose Acquisition Company	Independent Director
Oscar Sanz Paris	CQUR Bank	Banking	Deputy CEO and Chief Commercial Officer
Aleksandar Georgiev Keratsinov	ContourGlobal	Renewable Energy	Senior Project Manager
Ignacio Infante Cano	M B LAW S.L.	Law firm	Lawyer
	IMIBALA S.L.	Real estate	Director
	RELIAM PATRIMONIAL S.L.	Real estate	Director
	SALTINIS SPAIN S.L.	Real estate	Director
	FLAMBOYAN RED S.L.	Real estate	Director
	COSMICFIZZ RED S.L.	Real estate	Director
	GUAYACAN BIG S.L.	Real estate	Director
	ORION HOLDINGS Ltd	Financial management	Director